Intangible Assets, Net (Details) - Schedule of estimated future amortization expense related to intangible assets - USD ($)	Dec. 31, 2022	Jun. 30, 2022
Schedule of Estimated Future Amortization Expense Related to Intangible Assets [Abstract]
2023	$ 513,274	$ 503,814
2024	516,000	576,651
2025	501,202	559,448
2026	486,404	542,245
2027	471,606	525,042
Thereafter	502,865	638,219
Total	$ 2,991,351	$ 3,345,419